Note Stock-based compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement.
Adjustments To Additional Paid In Capital Sharebased Compensation And Exercise Of Stock Options		$ 47	$ 169	$ 414
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	44,797	0
Share Based Compensation Arrangement By Share Based Payment Award Options Expirations In Period Weighted Average Exercise Price	$ 272
Employee Stock Option
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized		$ 7,400
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition		2 years 5 months
Restricted Stock Units (RSUs)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Nonrecognized Windfall		$ 54
Windfall Net Of Shortfall		$ 100
Restricted Stock Units (RSUs) | TARP Interim Final Rule
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The restricted shares granted, consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule, vest in two years from grant date.
Restricted Stock Units (RSUs) | Executive Officers
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period		279,890	231,830	365,831
Restricted Stock Expense		$ 7,300	$ 10,700	$ 6,800
Employee Service Share Based Compensation Tax Benefit From Compensation Expense		1,400	$ 1,600	$ 1,100
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value		$ 9,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service. The five-year vesting part is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The vesting schedule for restricted shares granted on 2014 and thereafter was modified as follows, the first part ratably over four years commencing at the date of the grant and the second part is vested at termination of employment after attainment the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service. The four year vesting part is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.
Restricted Stock Units (RSUs) | Executive Officers | Share Vesting On Grant Date
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value		$ 8,700
Restricted Stock Units (RSUs) | Executive Officers | TARP Interim Final Rule
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period		0	0	162,332
Restricted Stock Units (RSUs) | Directors
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period		40,517	22,119	23,135
Restricted Stock Expense		$ 1,100	$ 500	$ 500
Employee Service Share Based Compensation Tax Benefit From Compensation Expense		100	$ 77	$ 57
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value		$ 1,200
Performance Based Shares | Executive Officers
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period		64,598	91,984
Restricted Stock Expense		$ 1,500	$ 2,200
Employee Service Share Based Compensation Tax Benefit From Compensation Expense		$ 100	$ 200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS) conditions. The performance shares vest at the end of the three-year performance cycle. The vesting is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.